PROVISIONS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2017
PROVISIONS AND CONTINGENCIES
Schedule of breakdown of changes in provisions for cases in which an unfavorable outcome is probable, in addition to contingent liabilities and provisions for dismantling

	Provisions for contingencies
					Contingent	Provision for
					liabilities (PPA)	decommissioning
	Labor	Tax	Civil	Regulatory	(1)	(2)	Total
Balances at 12/31/15	1,166,151	2,736,191	1,010,356	642,695	843,882	405,421	6,804,696
Additions (income) (Note 25)	611,776	126,446	690,470	126,514	—	—	1,555,206
Write-offs due to reversal (income) (Note 25)	(153,758)	(53,616)	(343,016)	(10,552)	(9,088)	(32,924)	(602,954)
Other additions	958	100,314	7,897	—	—	162,628	271,797
Write-offs due to payment	(396,894)	(159,039)	(538,309)	(2,580)	(11,240)	—	(1,108,062)
Monetary restatement	154,724	379,385	211,959	72,857	58,191	11,462	888,578
Balances at 12/31/16	1,382,957	3,129,681	1,039,357	828,934	881,745	546,587	7,809,261
Additions (income) (Note 25)	809,754	226,125	748,620	271,124	—	—	2,055,623
Write-offs due to reversal (income) (Note 25)	(512,583)	(71,684)	(309,927)	(72,780)	(89,230)	—	(1,056,204)
Other additions (reversal)	(492)	93,596	207	—	—	20,765	114,076
Write-offs due to payment	(865,656)	(168,407)	(551,928)	(6,873)	—	—	(1,592,864)
Write-offs due to taxes (3)	—	(66,027)	—	—	—	—	(66,027)
Monetary restatement	147,334	348,393	123,487	83,387	53,281	12,129	768,011
Business combination (Note 1 c.1)	19,282	87,531	6,061	—	—	—	112,874
Balances at 12/31/17	980,596	3,579,208	1,055,877	1,103,792	845,796	579,481	8,144,750

At 12/31/16
Current	202,113	—	205,831	775,679	—	—	1,183,623
Noncurrent	1,180,844	3,129,681	833,526	53,255	881,745	546,587	6,625,638

At 12/31/17
Current	239,229	—	201,673	994,009	—	—	1,434,911
Noncurrent	741,367	3,579,208	854,204	109,783	845,796	579,481	6,709,839
(1)	This refers to contingent liabilities arising from Purchase Price Allocation (PPA) generated on acquisition of the controlling interest of Vivo Participações in 2011 and GVTPart. in 2015.
(2)

These refer to costs to be incurred to return the sites (locations for installation of base radio, equipment and real estate) to their respective owners in the same conditions as at the time of execution of the initial lease agreement.

(3)	This refers to the amounts of tax on tax losses used to offset tax provisions arising from the Company's adherence to the Special Tax Regularization Program (PERT).

Schedule of guarantees granted by contingency

	12/31/17			12/31/16
		Judicial deposits			Judicial deposits
	Property and	and	Letters of	Property and	and	Letters of
	equipment	garnishments	guarantee	equipment	garnishments	guarantee
Civil, labor and tax	176,591	6,663,805	1,669,476	203,600	6,351,566	1,948,088
Total	176,591	6,663,805	1,669,476	203,600	6,351,566	1,948,088

Labor
PROVISIONS AND CONTINGENCIES
Schedule of provision contingencies

	Amounts involved
Nature/Degree of Risk	12/31/17	12/31/16
Provisions - probable losses	980,596	1,382,957
Possible losses	261,876	293,146

Tax
PROVISIONS AND CONTINGENCIES
Schedule of provision contingencies

	Amounts involved
Nature/Degree of Risk	12/31/17	12/31/16
Provisions - probable losses	3,579,208	3,129,681
Federal	502,153	343,353
State	231,998	226,571
Municipal	32,054	30,519
FUST, FISTEL and EBC	2,813,003	2,529,238
Possible losses	35,388,910	30,050,578
Federal	8,226,374	5,931,022
State	18,968,349	15,389,802
Municipal	548,014	853,244
FUST, FUNTTEL, FISTEL and EBC	7,646,173	7,876,510

Civil
PROVISIONS AND CONTINGENCIES
Schedule of provision contingencies

	Amounts involved
Nature/Degree of Risk	12/31/17	12/31/16
Provisions - probable losses	1,055,877	1,039,357
Possible losses	2,858,796	2,574,836

Regulatory
PROVISIONS AND CONTINGENCIES
Schedule of provision contingencies

	Amounts involved
Nature/Degree of Risk	12/31/17	12/31/16
Provisions - probable losses	1,103,792	828,934
Possible losses	5,065,907	5,018,205